INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Raw materials	$ 5,360,445	$ 4,789,860
Work-in-process	8,902,211	6,532,826
Finished goods	6,533,419	6,469,501
Total	20,796,075	17,792,187
Inventory write-downs	0	0
Carrying values of pledged assets	8,450,480	7,572,422
Inventory
Carrying values of pledged assets	$ 1,608,909	$ 1,674,432